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                    HARTFORD LEADERS ACCESS (SERIES I AND IR)
                             SEPARATE ACCOUNT SEVEN
                         HARTFORD LIFE INSURANCE COMPANY

                       SUPPLEMENT DATED DECEMBER 23, 2002
                     TO THE PROSPECTUS DATED AUGUST 5, 2002

Effective as of the close of business on January 23, 2003, the AIM V.I. International Growth Fund, American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds International Fund, American Funds New World Fund, MFS Global Equity Series, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, and the Templeton Global Asset Allocation Fund Sub-Accounts are closed to new and subsequent premium payments and transfers of Contract Value.

You will be allowed to continue any Dollar Cost Averaging, InvestEase(R), or Asset Rebalancing Program if you enrolled in the program on or before January 23, 2003.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-4265
File No. 333-70153